CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN PARTNERS' CAPITAL/OWNER'S EQUITY (USD $) In Thousands	Total	Accumulated Other Comprehensive Income (Loss) [Member]	Owner's Equity [Member]	Common units public [Member]	Common units Hoegh LNG [Member]	Subordinated units [Member]
Balance at Dec. 31, 2011	$ (65,196)	$ 0	$ (65,196)	$ 0	$ 0	$ 0
Net Income (Loss)	4,188	0	4,188	0	0	0
Other Comprehensive Income (Loss)	0	0	0	0	0	0
Carve-out distributions to owner, net	7,779	0	7,779	0	0	0
Cash distributions to unitholders	0
Balance at Dec. 31, 2012	(53,229)	0	(53,229)	0	0	0
Net Income (Loss)	40,527	0	40,527	0	0	0
Other Comprehensive Income (Loss)	0	0	0	0	0	0
Carve-out distributions to owner, net	(35,333)	0	(35,333)	0	0	0
Cash distributions to unitholders	0
Balance at Dec. 31, 2013	(48,035)	0	(48,035)	0	0	0
Net Income (Loss)	(10,786)	0	(10,786)	0	0	0
Other Comprehensive Income (Loss)	(5,900)	(5,900)	0	0	0	0
Carve-out distributions to owner, net	(11,039)	0	(11,039)	0	0	0
Conversion of promissory note to equity	101,500	0	101,500	0	0	0
Balance at Aug. 12, 2014	25,740	(5,900)	31,640	0	0	0
Net Income (Loss)	13,195	0		5,537	1,061	6,597
Other Comprehensive Income (Loss)	(2,369)	(2,369)	0	0	0	0
Elimination of equity (note 2)	45,799	0	45,799	0	0	0
Allocation of partnership capital to unitholders August 12, 2014	0	0	(77,439)	0	10,730	66,709
Net proceeds from IPO net of underwriters' discounts, fees and expenses of offering (note 3)	203,467	0	0	203,467	0	0
Cash distribution of initial public offering proceeds to Höegh LNG	(43,467)	0	0	0	(6,023)	(37,444)
Cash distributions to unitholders	(4,826)		0	(2,025)	(388)	(2,413)
Distributions to owner, net	(99)	0	0	0	(14)	(85)
Balance at Dec. 31, 2014	$ 237,440	$ (8,269)	$ 0	$ 206,979	$ 5,366	$ 33,364